8. STOCK OPTIONS AND WARRANTS: Schedule of Warrants Activity (Details)	12 Months Ended
	Sep. 30, 2022 $ / shares shares		Sep. 30, 2021 $ / shares shares		Sep. 30, 2020 $ / shares shares
Weighted average contractual remaining life of warrants in years	0.75		1.15		1.94
Warrants
Outstanding	34,285,186		37,790,000		37,689,732
Granted	5,000,000		3,835,186		22,000,000
Exercise of options	0		(6,240,000)		(3,030,000)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	(11,350,000)		(1,100,000)		(18,869,732)
Outstanding	27,935,186		34,285,186		37,790,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 0.11		$ 0.10		$ 0.13
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	0.125		0.20		0.10
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares	0		0.10		0.10
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price | $ / shares	0.10		0.10		0.16
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance | $ / shares	0.12		0.11		0.10
Warrants | July 9, 2022
Exercise price | $ / shares	$ 0.10		$ 0.10		$ 0.10
Outstanding	11,350,000		12,600,000		13,820,000
Granted	0		0		0
Exercise of options	0		(1,250,000)		(1,220,000)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	(11,350,000)		0		0
Outstanding	0		11,350,000		12,600,000
Warrants | October 9, 2022
Exercise price | $ / shares	$ 0.20	[1]	$ 0.20
Outstanding	3,835,186	[1]	0
Granted	0	[1]	3,835,186
Exercise of options	0	[1]	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	0	[1]	0
Outstanding	3,835,186	[1]	3,835,186	[1]	0
Warrants | February 25, 2023
Exercise price | $ / shares	$ 0.10
Outstanding	19,100,000
Granted	0
Exercise of options	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	0
Outstanding	19,100,000		19,100,000
Warrants | May 19, 2025
Exercise price | $ / shares	$ 0.125
Outstanding	0
Granted	5,000,000
Exercise of options	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period	0
Outstanding	5,000,000		0
Warrants | December 24, 2020
Exercise price | $ / shares			$ 0.10		$ 0.10
Outstanding	0		4,400,000		5,000,000
Granted			0		0
Exercise of options			(3,300,000)		(600,000)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period			(1,100,000)		0
Outstanding			0		4,400,000
Warrants | February 23, 2023
Exercise price | $ / shares			$ 0.10		$ 0.10
Outstanding	19,100,000		20,790,000		0
Granted			0		22,000,000
Exercise of options			(1,690,000)		(1,210,000)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period			0
Outstanding			19,100,000		20,790,000
Warrants | March 6, 2020
Exercise price | $ / shares					$ 0.20
Outstanding			0		2,500,000
Granted					0
Exercise of options					0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period					(2,500,000)
Outstanding					0
Warrants | March 8, 2020
Exercise price | $ / shares					$ 0.15
Outstanding			0		7,221,875
Granted					0
Exercise of options					0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period					(7,221,875)
Outstanding					0
Warrants | April 7, 2020
Exercise price | $ / shares					$ 0.15
Outstanding			0		3,255,000
Granted					0
Exercise of options					0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period					(3,255,000)
Outstanding					0
Warrants | April 25, 2020
Exercise price | $ / shares					$ 0.15
Outstanding			0		5,000,000
Granted					0
Exercise of options					0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period					(5,000,000)
Outstanding					0
Warrants | August 16, 2020
Exercise price | $ / shares					$ 0.20
Outstanding			0		892,857
Granted					0
Exercise of options					0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period					(892,857)
Outstanding					0

[1]	Subsequent to September 30, 2022, 3,835,186 warrants expired unexercised.